DRYDEN GOVERNMENT INCOME FUND, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

May 2, 2007

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Dryden Government Income Fund, Inc.
1933 Act File No.: 2-82976
1940 Act File No.: 811-3712

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically via EDGAR on April 30, 2007.

If you have any questions concerning this filing, please contact the undersigned at 973-802-5032.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary